HOMES 2025-NQM3 TRUST ABS-15G

Exhibit 99.12 Schedule 3

Loan Number	Alt Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXXXXX	1024804	785	720	FICO	-65	Yes